JPMorgan 100 U.S. Treasury Securities Money Market Fund N-1A Cover	Feb. 28, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	JPMORGAN TRUST I
Entity Central Index Key	0001217286
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Prospectus Date	Jul. 01, 2026